Restructuring, Impairment and Other Charges - Restructuring Reserve - Narrative (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Restructuring And Related Activities [Abstract]
Current restructuring reserve (included in accrued liabilities)	$ 14	$ 13
Noncurrent restructuring reserve (included in noncurrent liabilities)	$ 12	$ 15